Nature of Operations (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
		Dec. 31, 2023	Nov. 06, 2023	Mar. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued	[1]	15,257,666
Common stock, Par or stated value per share		$ 0		$ 0
Warrants outstanding		21,027,801
Transaction costs relating to business combination		$ 3,697
Private Placement Warrants [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purchase of additional shares		9,527,810
Public Warrants [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purchase of additional shares		11,499,991
Common Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued		15,257,666
Common stock, Par or stated value per share		$ 0.0001
Redemption of shares		2,697,052
Redemption price		$ 10.69
Ordinary Shares Class A [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued		15,257,666
Share outstanding		15,257,666
A A R K [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership, percentage			38.24%
A A R K Shareholders [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership, percentage			61.76%

[1]	Does not include 10,000 AARK ordinary shares and 655,788 Aeries Technology Group Business Accelerators Private Limited’s ordinary shares that represent noncontrolling interest in AARK. These shares will be exchangeable (together with the proportionate reduction in the voting power of the Class V Share, and in the case of the exchange of all AARK ordinary shares, the forfeiture and cancellation of the Class V Share) into shares in Aeries Technology, Inc. in connection with the Exchange Agreements, which is further discussed in Note 11.